Summary of Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Nov. 10, 2022 shares	Apr. 30, 2021 USD ($)	Jun. 30, 2025 USD ($) shares	Sep. 30, 2024 shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2023 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2023 shares	Oct. 18, 2024 USD ($)
Reverse stock split	50
Reverse stock split, description				As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.				As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.			As a result of the Reverse Stock Split, every 50 shares of issued and outstanding common stock were converted into one share of common stock with a proportionate reduction in the Company’s authorized shares of common stock.
Reverse stock split, shares | shares	50
Additional uncertain tax provisions					$ 0						$ 0
Number of operating segments | Segment											1
Number of reportable segments | Segment											1
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares			18,635,819		36,232,332					17,013,787		28,625,352
Grant received from department of health and human services		$ 400,000
Cash balance of federal deposit insurance corporation			$ 250,000				$ 250,000			$ 250,000
Uninsured portion of cash			7,580,000				$ 7,580,000			11,727,000
Segment revenue										$ 0		$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]							srt:ChiefExecutiveOfficerMember			srt:ChiefExecutiveOfficerMember
Impairment of property and equipment										$ 0		0
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]										us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Business innovation research grant		$ 2,000,000
Grant income outstanding														$ 900,000
Recognized grant income			$ 323,000				$ 575,000			$ 58,000		$ 42,000
Restricted Stock Units [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						2,000		66,000			66,000		78,000
Minimum [Member]
Property and equipment useful life					3 years						3 years
Minimum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property and equipment useful life										5 years
Maximum [Member]
Property and equipment useful life					7 years						7 years
Maximum [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Property and equipment useful life										7 years
Series C Preferred Share Warrants [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						1,000		42,000	42,000		42,000		42,000
Series C Convertible Preferred Shares [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares						7,000		235,000	244,000		235,000		245,000
Stock options [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares				6,000		8,000		237,000	241,000		222,000		198,000
Warrant [Member]
Anti-dilutive warrants, stock options, performance stock units, and convertible preferred shares related to outstanding | shares				17,000		20,000		700,000	714,000		677,000		713,000